CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Revenue	¥ 245,948	$ 35,659	¥ 942,380	¥ 2,451,287
Cost of revenue	(221,213)	(32,073)	(835,873)	(2,036,821)
Gross profit	24,735	3,586	106,507	414,466
Operating expenses:
Sales and marketing expenses	(13,195)	(1,913)	(64,914)	(38,020)
Product development expenses	(65,971)	(9,565)	(167,530)	(301,401)
General and administrative expenses	(194,962)	(28,267)	(831,358)	(301,065)
Total operating expenses	(274,128)	(39,745)	(1,063,802)	(640,486)
Loss from operations	(249,393)	(36,159)	(957,295)	(226,020)
Other income (expenses):
Interest expense, net	(5,140)	(745)	(8,317)	(12,989)
Foreign currency exchange (loss) gain, net	375	54	(394)	(4,084)
Gain on short-term investments	363	53	112	321
Impairment loss for long-term equity investment	(8,000)	(1,160)	(26,000)	0
Impairment loss for equity method investments	(62,623)	(9,079)	(187,329)
Impairment loss for non-current assets	(7,642)	(1,108)	(11,543)
Goodwill impairment | ¥	0		(31,188)
Government grants	14,938	2,166	22,293	22,885
Other income, net	87,041	12,620	5,618	9,207
Share of profit (loss) from equity method investees, net of income tax	(2,020)	(293)	(47)	3,970
Loss before income tax	(232,101)	(33,651)	(1,194,090)	(206,710)
Income tax expense	(7,487)	(1,086)	(8,907)	(14,665)
Net loss	(239,588)	(34,737)	(1,202,997)	(221,375)
Net loss(income) attributable to noncontrolling interests	(4,450)	(645)	31,832	1,087
Net loss attributable to Fangdd Network Group Ltd.	(244,038)	(35,382)	(1,171,165)	(220,288)
Net loss attributable to ordinary shareholders	(244,038)	(35,382)	(1,171,165)	(220,288)
Net loss	(239,588)	(34,737)	(1,202,997)	(221,375)
Other comprehensive loss
Foreign currency translation adjustment, net of tax	11,036	1,600	(7,926)	(28,054)
Total comprehensive loss, net of tax	(228,552)	(33,137)	(1,210,923)	(249,429)
Total comprehensive loss(income) attributable to noncontrolling interests	(4,450)	(645)	31,832	1,087
Total comprehensive loss attributable to ordinary shareholders	¥ (233,002)	$ (33,782)	¥ (1,179,091)	¥ (248,342)
Loss per share
Basic (in dollars per share) | (per share)	¥ (0.12)	$ (0.02)	¥ (0.58)	¥ (0.11)
Diluted (in dollars per share) | (per share)	¥ (0.12)	$ (0.02)	¥ (0.58)	¥ (0.11)
Weighted average number of ordinary shares, basic	2,078,624,721	2,078,624,721	2,022,446,988	1,993,326,758
Weighted average number of ordinary shares, diluted	2,078,624,721	2,078,624,721	2,022,446,988	1,993,326,758